UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22372

Clarity Fund, Inc.

 (Exact Name of Registrant as Specified in Charter)

Suite 110

2001 Westown Parkway

West Des Moines, Iowa 50265

 (Address of Principal Executive Offices)  (Zip Code)

Bradley R. Peyton

Suite 110

2001 Westown Parkway

West Des Moines, Iowa 50265

 (Name and Address of Agent for Service)

With copy to:

John C. Miles

Cline Williams Wright Johnson & Oldfather, LLP

Suite 1900

233 S. 13th

Lincoln, Nebraska 68508

Registrant’s Telephone Number, including Area Code:  515-252-7489

Date of fiscal year end: March 31

Date of reporting period: December 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Clarity Fund
	Schedule of Investments
	December 31, 2011 (Unaudited)

Shares		Value

COMMON STOCK - 32.01%

Accident & Health Insurance - 1.69%
1,200	AFLAC, Inc.	$ 51,912

Computer Communications Equipment - 1.18%
2,000	Cisco Systems, Inc.	36,160

Crude Petroleum & Natural Gas - 2.79%
800	Cimarex Energy Co.	49,520
6,000	Vaalco Energy, Inc. *	36,240
		85,760
Drawing & Insulating Nonferrous Wire - 1.27%
3,000	Corning, Inc.	38,940

Electric Services - 1.12%
250	Entergy Corp.	18,262
375	Exelon Corp.	16,264
		34,526
Electromedical & Electrotherapeutic Apparatus - 1.49%
1,200	Medtronic, Inc.	45,900

Electronic Computers - 2.63%
200	Apple, Inc. *	81,000

Insurance - 1.14%
500	ACE Ltd.	35,060

Life Insurance - 0.72%
650	FBL Financial Group	22,113

Motor Vehicle Parts & Accessories - 1.91%
1,100	Autoliv, Inc.	58,839

Oil, Gas Field Services - 1.12%
1,000	Halliburton Co.	34,510

Periodicals: Publishing or Publishing & Printing - 0.53%
500	Meredith Corp.	16,325

Personal Credit Institutions - 0.58%
2,000	Advance America, Cash Advance Centers, Inc.	17,900

Petroleum Refining - 3.80%
800	Conocophilips	58,296
2,000	Marathon Oil Corp.	58,540
		116,836
Pharmaceutical Preparations - 2.73%
1,000	Abbott Laboratories	56,230
600	AstraZeneca PLC ADR	27,774
		84,004
Railroads, Line-Haul Operating - 2.75%
1,500	CSX Corp.	31,590
500	Union Pacific Corp.	52,970
		84,560
Retail-Miscellaneous Shopping Goods Stores - 1.36%
3,000	Staples, Inc.	41,670

Services-Business Services - 0.89%
1,500	Western Union Co.	27,390

Services-Prepackaged Software - 0.83%
1,000	Oracle Corp.	25,650

Surgical & Medical Instruments & Apparatus - 1.46%
1,000	Covidien PLC	45,010

TOTAL FOR COMMON STOCK (Cost $942,141) - 32.01%		$ 984,065

PREFERRED STOCKS - 1.83%
3,000	Hartford Financial Services Group, Inc.	56,340

TOTAL FOR PREFERRED STOCKS (Cost $57,001) - 1.83%		56,340

Underlying Security
Expiration Date/Exercise Price

CALL OPTIONS - 2.69%

	American Eagle Outfitters, Inc.
3,000	May 2012 Calls @ $15.00	4,350

	Bank of America Corp.
25,000	February 2012 Calls @ 14.00	0
2,000	January 2013 Calls @ 12.50	200
		200
	Cisco Systems
6,000	February 2012 Calls @ $20.00	1,320

	CSX Corp.
6,000	February 2012 Calls @ $22.50	2,100

	Halliburton Co.
3,000	April 2012 Calls @ $34.00	12,000

	Hewlett Packard Co.
2,000	January 2013 Calls @ 30.00	4,920

	Home Depot, Inc.
2,000	January 2012 Calls @ 39.00	6,940

	Oracle Corp.
3,000	March 2012 Calls @ 28.00	1,740

	ProShares Ultra S&P 500
5,000	January 2012 Calls @ 50.00	1,900
10,000	January 2012 Calls @ 51.00	2,500
45,000	January 2012 Calls @ 52.00	5,400
		9,800
	SPDR Select Sector Fund-Financial
20,000	January 2012 Calls @ 16.00	23,800

	Staples, Inc.
5,000	March 2012 Calls @ 14.00	4,250

	Walt Disney Co.
2,000	January 2012 Calls @ 37.00	2,460

	Western Union Co.
10,000	February 2012 Calls @ 20.00	1,000

	Vaalco Energy, Inc.
4,000	April 2012 Calls @ 5.00	4,200
6,000	April 2012 Calls @ 7.50	1,500
		5,700
	Zhongpin, Inc.
5,000	March 2012 Calls @ $10.00	2,250

Total (Premiums Paid $83,732) - 2.69%		82,830

SHORT TERM INVESTMENTS - 74.95%
2,304,490	Fidelity Institutional Money Market Portfolio 0.23% ** (Cost $2,304,490)	2,304,490

TOTAL INVESTMENTS (Cost $3,381,079) - 111.49%		$ 3,427,725

LIABILITIES IN EXCESS OF OTHER ASSETS - (11.49%)		(353,166)

NET ASSETS - 100.00%		$ 3,074,559

ADR - American Depository Receipts.
* Non-income producing securities during the period.
** Variable Rate Security, the coupon rate shown represents the yield at December 31, 2011.

NOTES TO FINANCIAL STATEMENTS
Clarity Fund
1. SECURITY TRANSACTIONS

At December 31, 2011 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $3,381,079 amounted to $46,646 which consisted of aggregate gross unrealized appreciation of $64,004 and aggregate gross unrealized depreciation of $17,358.

2. SECURITY VALUATION

As described in Note 2, all investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$984,065	$0	$0	$984,065
Option Premiums	$82,830	$0	$0	$82,830
Preferred Stocks	$56,340	$0	$0	$56,340
Cash Equivalents	$2,304,490	$0	$0	$2,304,490
Total	$3,427,725	$0	$0	$3,427,725

ITEM 2. CONTROLS AND PROCEDURES.

    (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

    (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

CLARITY FUND, INC.

By /s/ Bradley R. Peyton

 Bradley R. Peyton

President, Principal Executive

Officer and Director

Date: February 8, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Debra Conlon

Debra Conlon

Treasurer and Principal Financial Officer

Date February 8, 2012